Goodwill and Intangible Assets	9 Months Ended		12 Months Ended
	Dec. 31, 2024	Oct. 01, 2023	Mar. 31, 2024	Dec. 25, 2022
Goodwill and Intangible Assets
6. Goodwill and Intangible Assets
Goodwill
Changes in the carrying value of goodwill by reporting segment were as follows:

	Motion Picture	Television Production	Total
	(Amounts in millions)
Balance as of March 31, 2023 and 2022	$393.7	$401.9	$795.6
Acquisition of eOne (see Note 2)	1.0	4.8	5.8
Measurement period adjustments (1)	3.9	5.9	9.8

Balance as of March 31, 2024	$398.6	$412.6	$811.2

(1)
Measurement period adjustments for the acquisition of eOne reflect an increase to goodwill of $9.8 million resulting from a net decrease in estimated fair value of the net assets acquired. The decrease in the estimated fair value of the net assets acquired consisted of net decreases to accounts receivable and other assets of $11.4 million and $12.4 million, respectively, partially offset by a net increase to investment in films and television programs of $4.0 million, and net decreases to content related payables of $1.9 million, accrued liabilities of $3.8 million, participations and residuals of $1.9 million, and deferred revenue of $2.4 million.

Intangible Assets
Finite-Lived Intangible Assets.
Finite-lived intangible assets consisted of the following:

	March 31, 2024			March 31, 2023
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(Amounts in millions)
Finite-lived intangible assets subject to amortization:
Customer relationships	$23.9	$21.7	$2.2	$31.0	$10.0	$21.0
Trademarks and trade names	7.6	3.0	4.6	3.6	2.6	1.0
Other	31.0	12.1	18.9	23.9	19.0	4.9

	$62.5	$36.8	$25.7	$58.5	$31.6	$26.9

Amortization expense associated with the Company’s intangible assets for the years ended March 31, 2024, 2023 and 2022 was approximately $5.3 million, $5.7 million and $5.7 million, respectively. Amortization expense remaining relating to intangible assets for each of the years ending March 31, 2025 through 2029 is estimated to be approximately $4.2 million, $2.5 million, $2.2 million, $2.2 million, and $2.1 million, respectively.

LIONS GATE ENTERTAINMENT CORP [Member]
Goodwill and Intangible Assets
5. Goodwill and Intangible Assets
Goodwill
Changes in the carrying value of goodwill by reporting segment were as follows:

	Motion Picture	Television Production	Media Networks	Total
	(Amounts in millions)
Balance as of March 31, 2024 (1)	$398.6	$412.6	$—	$811.2
Measurement period adjustments (2)	(1.7)	(1.0)	—	(2.7)

Balance as of December 31, 2024 (1)	$396.9	$411.6	$—	$808.5

(1)	As of December 31, 2024 and March 31, 2024, accumulated goodwill impairment losses totaled $1.969 billion related to the Media Networks reporting unit.

(2)
Measurement period adjustments for the acquisition of eOne reflect a decrease to goodwill of $2.7 million resulting from an adjustment to the purchase price related to a settlement of certain working capital items of $12.0 million partially offset by a net decrease in the estimated fair value of the net assets acquired. The decrease in the estimated fair value of the net assets acquired consisted of a net decrease to accounts receivable of $5.6 million, a net decrease in investment in films and television programs of $1.6 million, net increases to content related payables of $3.4 million, participations and residuals of $1.0 million, and accrued and other liabilities of $1.9 million, partially offset by a net increase to other assets of $4.2 million.

Fiscal 2024 Goodwill and Intangible Asset Impairments:
Goodwill Impairment.
During the second quarter ended September 30, 2023, due to the continuing difficult macro and microeconomic conditions, industry trends, and their impact on the performance and projected cash flows of the Media Networks segment, including its growth in subscribers and revenue worldwide, and the expanded restructuring activities discussed in Note 14, along with recent market valuation multiples, the Company updated its quantitative impairment assessment for its Media Networks reporting unit goodwill based on the most recent data and expected growth trends. In performing its quantitative impairment assessment, the fair value of the Company’s reporting units was estimated by using a combination of discounted cash flow (“DCF”) analyses and market-based valuation methodologies. Based on its quantitative impairment assessment, the Company determined that the fair value of its Media Networks reporting unit was less than its carrying value (after the impairment write-down of its indefinite-lived intangible assets discussed below). The analysis resulted in a goodwill impairment charge of $493.9 million in the second quarter ended September 30, 2023, representing all of the then remaining Media Networks reporting unit goodwill, which is recorded in the “goodwill and intangible asset impairment” line item in the unaudited condensed consolidated statement of operations in the nine months ended December 31, 2023.
Intangible Asset Impairment.
During the second quarter ended September 30, 2023, due to the events and their impact discussed above related to the Media Networks reporting unit, the Company performed a quantitative impairment assessment of its indefinite-lived Starz trade names. The fair value of the Company’s indefinite-lived trade names was estimated based on the present value of the hypothetical cost savings that could be realized by the owner of the trade names as a result of not having to pay a stream of royalty payments to another party. These cost savings were calculated based on a DCF analysis of the hypothetical royalty payment that a licensee would be required to pay in exchange for use of the trade names, reduced by the tax effect realized by the licensee on the royalty payments. Based on the quantitative impairment assessment of the trade names, the Company recorded an impairment charge of $170.0 million in the second quarter ended September 30, 2023, related to the Company’s Starz business, which is recorded in the “goodwill and intangible asset impairment” line item in the unaudited condensed consolidated statement of operations in the nine months ended December 31, 2023. After performing its quantitative impairment assessment, the Company then reassessed the estimated useful life of its trade names with a remaining carrying value of $80.0 million at September 30, 2023 (net of the impairment charge discussed above), and beginning October 1, 2023, the trade names are being accounted for as finite-lived intangible assets and amortized over their estimated useful life.

6. Goodwill and Intangible Assets
Goodwill
Changes in the carrying value of goodwill by reporting segment were as follows:

	Motion Picture	Television Production	Media Networks	Total
	(Amounts in millions)
Balance as of March 31, 2022	$393.7	$401.9	$1,968.9	$2,764.5
Impairment (1)	—	—	(1,475.0)	(1,475.0)

Balance as of March 31, 2023	$393.7	$401.9	$493.9	$1,289.5
Acquisition of eOne (see Note 2)	1.0	4.8	—	5.8
Impairment (1)	—	—	(493.9)	(493.9)
Measurement period adjustments (2)	3.9	5.9	—	9.8

Balance as of March 31, 2024	$398.6	$412.6	$—	$811.2

(1)
See Note 1,
Goodwill Impairment Assessments
, for further information on the goodwill impairments recorded in fiscal 2024 and 2023 related to the Media Networks segment. As of March 31, 2024 and March 31, 2023, accumulated goodwill impairment losses totaled $1.969 billion and $1.475 billion, respectively, related to the Media Networks reporting unit.

(2)
Measurement period adjustments for the acquisition of eOne reflect an increase to goodwill of $9.8 million resulting from a net decrease in estimated fair value of the net assets acquired. The decrease in the estimated fair value of the net assets acquired consisted of net decreases to accounts receivable and other assets of $11.4 million and $12.4 million, respectively, partially offset by a net increase to investment in films and television programs of $4.0 million, and net decreases to content related payables of $1.9 million, accrued liabilities of $3.8 million, participations and residuals of $1.9 million, and deferred revenue of $2.4 million.

Intangible Assets
Finite-Lived Intangible Assets.
Finite-lived intangible assets consisted of the following:

	March 31, 2024			March 31, 2023
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(Amounts in millions)
Finite-lived intangible assets subject to amortization:
Customer relationships (1)	$1,852.0	$942.9	$909.1	$1,852.0	$807.8	$1,044.2
Trademarks and trade names (2)	87.6	7.1	80.5	3.6	2.6	1.0
Other	23.9	21.7	2.2	23.9	19.0	4.9

	$1,963.5	$971.7	$991.8	$1,879.5	$829.4	$1,050.1

(1)	Customer relationships primarily represent Starz affiliation agreements with distributors.
(2)
Amounts as of March 31, 2024 include the Starz trade names previously accounted for as indefinite-lived intangible assets, see below and Note 1,
Indefinite-Lived Intangibles Other Than Goodwill Impairment Assessment,
for further information.

Amortization expense associated with the Company’s intangible assets for the years ended March 31, 2024, 2023 and 2022 was approximately $142.3 million, $140.2 million, and $134.9 million, respectively. Amortization expense remaining relating to intangible assets for each of the years ending March 31, 2025 through 2029 is estimated to be approximately $138.3 million, $127.6 million, $120.6 million, $115.6 million, and $110.1 million, respectively.
Indefinite-Lived Intangible Assets.
As of March 31, 2023, our indefinite-lived intangible assets consisted of trade names representing the estimated fair value of the Starz brand name determined in connection with the acquisition of Starz as of December 8, 2016, amounting to $250.0 million related to the Media Networks reporting unit. See Note 1,
Indefinite-Lived Intangibles Other Than Goodwill Impairment Assessment,
for further information on the trade name impairment charge of $170.0 million recorded in the second quarter of fiscal 2024 related to the Media Networks segment, and the reassessment of the estimated useful life of the trade names with a remaining carrying value of $80.0 million. Beginning October 1, 2023, the trade names are being accounted for as finite-lived intangible assets and amortized over their estimated useful life. As of March 31, 2024, the Company did not have any indefinite-lived intangible assets.

Entertainment One Film And Television Business [Member]
Goodwill and Intangible Assets
(5)
Goodwill and Other Intangible Assets
Goodwill
Changes in the carrying amount of goodwill, for the nine months ended October 1, 2023 are as follows:

(In thousands)	Goodwill
Balance as of December 25, 2022	$231,000
Impairment during the period (1)	(231,000)

Balance as of October 1, 2023	$—

(1)	See note 1 for discussion of goodwill impairment recorded during the second quarter of 2023.
Other Intangible Assets, Net
The following table represents a summary of the Company’s other intangible assets, net at October 1, 2023 and December 25, 2022:

(In thousands)	2023	2022
Exclusive content agreements and libraries	$89,726	$89,481
Trade name (1)	—	85,000
Accumulated amortization	(47,324)	(55,486)

Total other intangibles assets, net	$42,402	$118,995

(1)	See note 1 for discussion of eOne Trade name impairment recorded during the second quarter of 2023.

The Company’s other intangible assets are amortized straight line over their remaining useful lives, and accumulated amortization of these other intangibles is reflected in other intangible assets, net in the accompanying Condensed Combined Balance Sheets.
Intangible assets are reviewed for indications of impairment whenever events or changes in circumstances indicate the carrying value may not be recoverable. See note 1 for discussion of eOne Trade name impairment recorded during the second quarter of 2023.

(6)	Goodwill and Other Intangible Assets
Goodwill
The Company’s goodwill was derived from Hasbro’s acquisition in 2019 where the purchase price exceeded the fair value of the net assets acquired. After the allocation of fair values associated with the Acquisition was completed, the Company’s goodwill was approximately $231,000 thousand. The carrying amount of goodwill did not change during the reporting period. The Company performs an annual impairment assessment on goodwill. This annual impairment assessment is performed in the fourth quarter of the Company’s fiscal year. In addition, if an event occurs or circumstances change that indicate that the carrying value may not be recoverable, the Company will perform an interim impairment test at that time.

During the fourth quarters of 2022 and 2021, the Company performed a qualitative goodwill assessment. Based on the qualitative assessments, the Company determined it was not more likely than not that the carrying value exceeded the fair value of the reporting unit and as a result, the Company concluded it was not necessary to perform a quantitative test for impairment of goodwill.
Accordingly, no goodwill impairment was recorded for each of the years ended December 25, 2022 and December 26, 2021.
Other Intangible Assets, Net
The following table represents a summary of the Company’s other intangible assets, net at December 25, 2022 and December 26, 2021:

(In thousands)	2022	2021
Exclusive content agreements and libraries	$89,481	$95,510
Trade name	85,000	85,000
Accumulated amortization	(55,486)	(38,670)

Total other intangibles assets, net	$118,995	$141,840

The Company’s other intangible assets are amortized straight line over their remaining useful lives, and accumulated amortization of these other intangibles is reflected in other intangible assets, net in the accompanying Combined Balance Sheets.
Intangible assets are reviewed for indications of impairment whenever events or changes in circumstances indicate the carrying value may not be recoverable.
The Company will continue to incur amortization expense related to its exclusive content agreements and libraries and trade name. The Company currently estimates amortization expense related to the above intangible assets to be $
19,311
 thousand for each of the next four years ended 2023 through 2026, with the exclusive content agreements and libraries fully amortizing in the year ended December 2026. Expected amortization expense related to the trade name
will be $5,667 thousand in
2027.